Significant Risks and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Text Block [Abstract]
Significant Risks and Uncertainties

Note 2. Significant Risks and Uncertainties

The Company’s revenues and receivables are from a small number of customers. As such, the Company’s production levels are dependent on these customers’ orders. See note 11, Concentration of Customers.

The Company maintains its U.S. cash in bank deposit accounts that, at times, exceed U.S. federally insured limits. U.S. bank accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) in an amount up to $250,000 during 2017 and 2016. At March 31, 2017 and December 31, 2016, the Company had $97.8 million and $103.4 million, respectively, of cash in deposit accounts in high quality U.S. banks, which was in excess of FDIC limits. The Company has not experienced losses in any such accounts.

The Company also maintains cash in bank deposit accounts outside the U.S. with no deposit insurance. This includes $14.8 million in China, $1.9 million in Turkey and $1.0 million in Mexico as of March 31, 2017. The Company has not experienced losses in these accounts in the past.

Note 2. Significant Risks and Uncertainties

The Company’s revenues and receivables are from a small number of customers. As such, the Company’s production levels are dependent on these customers’ orders. See Note 18, Concentration of Customers.

The Company maintains its U.S. cash in bank deposit accounts that, at times, exceed U.S. federally insured limits. U.S. bank accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) in an amount up to $250,000 during 2016 and 2015. At December 31, 2016 and 2015, the Company had $103.4 million and $33.2 million, respectively, of cash in deposit accounts in high quality U.S. banks, which was in excess of FDIC limits. The Company has not experienced losses in any such accounts.

The Company also maintains cash in bank deposit accounts outside the U.S. with no insurance. At December 31, 2016, this includes $2.5 million in Turkey, $12.3 million in China and $0.9 million in Mexico. The Company has not experienced losses in these accounts. The Company also has long-term deposits in interest bearing accounts of $8.1 million in Mexico. See Note 9, Other Noncurrent Assets.